BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION
NOTE 1 - BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION

MMEX Resources Corporation (the “Company” or “MMEX”) was formed as a Nevada corporation in 2005. The current management team lead an acquisition of the Company (then named Management Energy, Inc.) through a reverse merger completed on September 23, 2010 and changed the Company’s name to MMEX Mining Corporation on February 11, 2011 and to MMEX Resources Corporation on April 6, 2016.

The Company is a development-stage company focusing on the acquisition, development and financing of oil, gas, refining and infrastructure projects in Texas and South America, recently announcing it intends to develop solar energy to power multiple planned projects producing hydrogen and ultra-low sulfur fuels combined with carbon dioxide (CO2) capture in Texas.

The accompanying condensed consolidated financial statements include the accounts of the following entities, all of which the Company maintains control through a majority ownership or through common ownership:

Name of Entity	%	Form of Entity	State of Incorporation	Relationship

MMEX Resources Corporation (“MMEX”)	-	Corporation	Nevada	Parent
Pecos Clean Fuels & Transport, LLC (“Pecos”) [1]	100%	LLC	Texas	Subsidiary
MMEX Solar Resources, LLC [2]	100%	LLC	Texas	Subsidiary
Texas Gulf Refining & Trading, LLC [2]	100%	LLC	Texas	Subsidiary
Louisiana Gulf Refining & Trading, LLC [2]	100%	LLC	Louisianna	Subsidiary
Rolling Stock Marine, LLC [2]	100%	LLC	Texas	Subsidiary
MMEX CO2 Capture, LLC [2] [3]	100%	LLC	Texas	Subsidiary

[1]

Pecos Refining & Transport, LLC was formed in June 2017 with the Company as its sole member. Effective September 22, 2021 Pecos Refining & Transport, LLC changed its name to Pecos Clean Fuels & Transport, LLC. Pecos owns the land on which the Company’s planned hydrogen projects are to be developed.

[2]	This subsidiary is currently inactive.
[3]	This entity was formed on September 21, 2021

All significant inter-company transactions have been eliminated in the preparation of the consolidated financial statements.

These condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management are necessary for a fair presentation of the information contained therein.

The Company has adopted a fiscal year end of April 30.

Special Purpose Entity

On March 19,2021, the Company entered into a Project Agreement with a third party whereby a limited liability entity was to be formed to construct, operate, maintain, and finance a hydrogen and gas-to-liquids plant in Texas. Under the terms of the Project Agreement, WT Blue Fuels, LLC (“WT”) was formed on October 7, 2021, with the Company obtaining a 40% ownership of WT. To date, no operations or activities have taken place within WT and the Company has paid no consideration for WT, has not contributed any funds to WT, or paid any expenses on behalf of WT. As such, as of September 30, 2021 there is no activity or investment for WT recorded on the Company’s books.

NOTE 1 – BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION

MMEX was formed as a Nevada corporation in 2005. The current management team led an acquisition of the Company (then named Management Energy, Inc.) through a reverse merger completed on September 23, 2010 and changed the Company’s name to MMEX Mining Corporation on February 11, 2011 and to MMEX Resources Corporation on April 6, 2016.

The Company is a development-stage company focusing on the acquisition, development and financing of oil, gas, refining and infrastructure projects in Texas and South America, recently announcing it intends to develop solar energy to power multiple planned projects producing hydrogen and ultra-low sulfur fuels combined with carbon dioxide (CO2) capture in Texas.

The accompanying consolidated financial statements include the accounts of the following entities, all of which the Company maintains control through a majority ownership or through common ownership:

Name of Entity	%	Form of Entity	State of Incorporation	Relationship

MMEX Resources Corporation (“MMEX”)	-	Corporation	Nevada	Parent
Pecos Refining & Transport, LLC (“PRT”)	100%	LLC	Texas	Subsidiary
Armadillo Holdings Group Corp.	100%	Corporation	British Virgin Isles	Subsidiary
Armadillo Mining Corp. (“AMC”)	98.6%	Corporation	British Virgin Isles	Subsidiary
MMEX Solar Resources, LLC	100%	LLC	Texas	Subsidiary
Texas Gulf Refining & Trading, LLC	100%	LLC	Texas	Subsidiary
Louisiana Gulf Refining & Trading, LLC	100%	LLC	Louisiana	Subsidiary
Rolling Stock Marine, LLC	100%	LLC	Texas	Subsidiary

PRT was formed in June 2017 with the Company as its sole member. PRT owns the land on which the Company’s planned hydrogen projects are to be developed. The Company’s other subsidiaries are currently inactive.

As of April 13, 2016, the Company assigned AMC to an irrevocable trust (the “Trust”), whose beneficiaries are the existing shareholders of MMEX. The accounts of AMC are included in the consolidated financial statements due to the common ownership. AMC through the Trust controls the Hunza coal interest previously owned by MMEX.

All significant inter-company transactions have been eliminated in the preparation of the consolidated financial statements.

The Company has adopted a fiscal year end of April 30.